UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item #1. Reports to Stockholders.

INDEX	Strategic Latin America Fund

STRATEGIC

LATIN AMERICA FUND

Semi-Annual Report to Shareholders

For the Six Months Ended September 30, 2015 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2015 and are subject to change at any time.

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Security Description	% of Net Assets	Shares	Fair Value

CORPORATE BONDS	39.00%

BRAZIL	13.35%
Banco BTG Pactual/Cayman 7/8/2011 4.875%
Ser REGS 7/8/2016		480,000	$457,200
Banco Votorantim SA 2/11/2011
5.250% 2/11/2016		450,000	448,875
Caixa Economica Federal 11/5/2012 2.375%
Ser REGS 11/6/2017		200,000	181,500
Petrobras International Finance Co
2/6/2012 3.500% 2/6/2017		300,000	267,750
Tam Capital Inc., 7.375%, 4/25/17		551,000	522,899

			1,878,224

GUATEMALA	1.42%
Agromercantil Senior Tr 4/10/2014 6.250%
Ser REGS 4/10/2019		200,000	200,000

MEXICO	15.60%
Financiera Independencia 6/3/2014
7.500% 6/3/2019		400,000	378,200
Mex Bonos De Desarrollo 12/28/2006 7.250%
Ser M10 12/15/2016		8,490,000	523,712
Mex Bonos Desarr Fix Rt 12/30/2005
8.000% 12/17/2015		21,645,400	1,292,155

			2,194,067

PANAMA	0.89%
AES Panama 12/21/2006 6.350% 12/21/2016		120,000	124,860

PARAGUAY	1.79%
Banco Regional SAE		250,000	251,875

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2015
(unaudited)

Security Description	% of Net Assets	Shares	Fair Value

PERU	5.95%
Banco Credito 3/16/2016 4.75%**		600,000	$610,500
Camposol SA 2/2/2012 9.875% 2/2/2017
Sr Unsecured		250,000	225,650

			836,150

TOTAL CORPORATE BONDS
(Cost: $6,208,723)	39.00%		5,485,176

COMMON STOCK	43.04%

CHILE	3.58%
Banco de Chile		1,218,143	126,971
Colbun SA		130,000	33,499
Latam Airlines Group SA ADR		70,300	343,064

			503,534

COLOMBIA	0.42%
Conconcreto		151,177	59,486

MEXICO	12.91%
Cemex SAB de CV ADR		244,397	1,708,335
Empresas Ica Sociedad Contrl		64,585	107,857

			1,816,192

PANAMA	2.23%
Copa Holdings SA**		5,700	239,001
Banco Latinoamericano de Comercio
Exterior, S.A.		3,235	74,890

			313,891

PERU	4.08%
Cia de Minas Buenaventura SA ADR		93,312	556,140
Corp Aceros Arequipa SA		152,006	15,049
Southern Copper Corp		96	2,565

			573,754

SPAIN	6.06%
Banco Santander SA ADR		161,373	852,049

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2015
(unaudited)

Security Description	% of Net Assets	Shares	Fair Value

UNITED STATES	13.76%
Bank of America Corporation		16,500	$257,070
Citigroup Inc		8,100	401,841
Ford Mtr Co Del		22,000	298,540
Goldman Sachs Group Inc		810	140,746
JPMorgan Chase & Co		1,600	97,552
MetLife Inc		12,400	584,660
Wells Fargo & Co		3,000	154,050

			1,934,459

TOTAL COMMON STOCKS
(Cost: $11,513,676)	43.04%		6,053,365

EXCHANGE TRADED FUNDS	2.98%
Ishares MSCi Mexico		8,120	418,667

TOTAL EXCHANGE TRADES FUNDS
(Cost: $464,800)	2.98%		418,667

TOTAL INVESTMENTS
(Cost: $18,187,199)	85.02%		11,957,208
Other assets, net of liabilities	14.98%		2,106,328

NET ASSETS	100.00%		$14,063,536

SECURITIES SOLD SHORT

CALL OPTION	0.00%
CX 10/16/15 C8 CEMEX SAB DE CV
(Proceeds: $4,050)		(150)	(600)

PUT OPTION	–0.37%
BAC 10/16/15 P15		(140)	(3,080)
BAC 10/167/15 P16		(187)	(12,342)
VXX 12/18/15 P16		(100)	(2,500)
NFLX 10/16/15 P90		(20)	(6,660)

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2015
(unaudited)

Security Description	% of Net Assets	Shares	Fair Value

PUT OPTION (continued)
IWM 10/16/15 P110		(30)	$(7,590)
C 10/16/15 P50		(90)	(14,220)
Met 10/16/15 P47.5		(42)	(5,964)

TOTAL PUT OPTION			(52,356)

(Proceeds: $43,750)

COMMON STOCKS	–0.54%

CHILE
Latam Airlines Group		(15,000)	(73,200)

MEXICO
Empresas ICA S A DE		(1,997)	(3,335)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds: $95,461)	–0.54%		(76,535)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $143,261)			$(129,491)

** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $738,611.
ADR – Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

STRATEGIC LATIN AMERICA FUND STATEMENT OF ASSETS AND LIABILITIES September 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $18,187,199) (Note 1)	$11,957,208
Cash deposits with brokers for securities sold short	589,867
Receivable for securities sold	2,835,083
Receivable for capital stock sold	7
Dividends and interest receivable	104,282
Prepaid expenses	33,537

TOTAL ASSETS	15,519,984

LIABILITIES
Liabilities in excess of bank balance	881,890
Securities sold short at fair value (identified proceeds $95,461)	76,535
Put options sold short at fair value (identified proceeds $43,750)	52,356
Call options sold short at fair value (identified proceeds $4,050)	600
Payable for securities purchased	386,619
Accrued advisory fees	9,436
Accrued 12b-1 fees	4,117
Accrued custody fees	11,163
Accrued administration and transfer agent fees	2,320
Accrued professional fees	24,886
Other accrued expenses	6,526

TOTAL LIABILITIES	1,456,448

NET ASSETS	$14,063,536

Net Assets Consist of:
Paid-in-capital applicable to 2,017,520 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$24,145,301
Accumulated net investment income (loss)	(23,768)
Accumulated net realized gain (loss) on investments	(3,843,368)
Net unrealized appreciation (depreciation) of investments and foreign currency	(6,214,629)

Net Assets	$14,063,536

NET ASSET VALUE PER SHARE
($14,063,536 / 2,017,520 shares outstanding)	$6.97

MAXIMUM OFFERING PRICE PER SHARE INCLUDING SALES
CHARGE OF 5.00% ($6.97 / .95)	$7.34

See Notes to Financial Statements

STRATEGIC LATIN AMERICA FUND STATEMENT OF OPERATIONS Six months ended September 30, 2015 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $6,413)	$106,841
Interest	190,589

Total investment income	297,430

EXPENSES
Investment management fees (Note 2)	130,202
12b-1 fees (Note 2)	29,591
Recordkeeping and administrative services (Note 2)	15,000
Accounting fees	26,462
Custody fees	15,686
Transfer agent fees (Note 2)	7,445
Professional fees	16,655
Filing and registration fees	6,746
Trustee fees	2,167
Compliance fees	3,739
Shareholder servicing and reports	6,534
Insurance	495
Dividend expense	4,438
Other	6,911

Total expenses	272,071
Management fee waivers and reimbursed expenses (Note 2)	(54,574)

Net Expenses	217,497

Net investment income (loss)	79,933

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,616,852)
Net realized gain (loss) on short positions	421,237
Net realized gain (loss) on options	(12,290)
Net realized gain (loss) on options written	104,014
Net realized gain (loss) on foreign currency transactions	(25,123)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,424,776)
Net increase (decrease) in unrealized appreciation (depreciation) of short positions	20,804
Net increase (decrease) in unrealized appreciation (depreciation) on options	681
Net increase (decrease) in unrealized appreciation (depreciation) on options written	1,846
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency	2,751

Net realized and unrealized gain (loss) on investments	(2,527,708)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,447,775)

See Notes to Financial Statements

STRATEGIC LATIN AMERICA FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended September 30, 2015 (unaudited)	Year ended March 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$79,933	$(43,904)
Net realized gain (loss) on investments,
short positions and foreign currency transactions	(1,129,014)	151,306
Net increase (decrease) in unrealized appreciation
(depreciation) of investments and foreign currency	(1,398,694)	(1,496,488)

Increase (decrease) in net assets from operations	(2,447,775)	(1,389,086)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(44,529)	(75,411)

Decrease in net assets from distributions	(44,529)	(75,411)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	20,058	223,735
Distributions reinvested	44,448	68,678
Shares redeemed	(8,110,791)	(2,986,858)

Increase (decrease) in net assets from
capital stock transactions	(8,046,285)	(2,694,445)

NET ASSETS
Increase (decrease) during period	(10,538,589)	(4,158,942)
Beginning of period	24,602,125	28,761,067

End of period (including undistributed
net investment income (loss) of $(23,768)
and $(34,049), respectively)	$14,063,536	$24,602,125

See Notes to Financial Statements

STRATEGIC LATIN AMERICA FUND STATEMENT OF CASH FLOWS Six months ended September 30, 2015 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(2,447,775)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(36,796,996)
Proceeds from disposition of investment securities	41,511,244
Proceeds from short sales	16,564,060
Closed short transactions	(16,058,148)
Purchase of short-term securities	(23,143,000)
Proceeds from disposition of short-term securities	29,445,271
Decrease (increase) in deposits with brokers for securities sold short	271,729
Decrease (increase) in receivables for securities sold	(2,788,487)
Decrease (increase) in dividends and interest receivable	37,444
Decrease (increase) in prepaid assets	(25,185)
Increase (decrease) in payable for securities purchased	(1,987,054)
Increase (decrease) in accrued management fees	6,521
Increase (decrease) in other accrued expense	13,730
Amortization	158,349
Unrealized appreciation on investments	1,398,694
Net realized gain from investments	1,036,465

Net cash provided by operating activities	7,196,862

Cash flows from financing activities:
Proceeds from shares sold	20,551
Payments on shares redeemed	(8,110,792)
Cash distributions paid	(81)

Net cash used in financing activities	(8,090,322)

Net increase (decrease) in cash	(893,460)

Cash:
Beginning balance	11,570

Ending balance	$(881,890)

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of
reinvestment of dividend distributions	$44,448

See Notes to Financial Statements

STRATEGIC LATIN AMERICA FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Six months
	ended						For the period
	September 30,						May 3, 2010*
	2015		Year ended March 31,				through

	(unaudited)		2015	2014	2013	2012	March 31, 2011

Net asset value, beginning of period	$7.75		$8.23	$9.78	$10.00	$10.28	$10.00

Investment activities
Net investment income (loss)(1)	(0.03)		0.01	0.15	0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.74)		(0.47)	(1.30)	0.18	(0.08)	0.64

Total from investment activities	(0.77)		(0.46)	(1.15)	0.40	0.14	0.81

Distributions
Net investment income	(0.01)		(0.02)	(0.18)	(0.36)	(0.05)	(0.12)
Net realized gain	–		–	(0.22)	(0.26)	(0.37)	(0.41)

Total distributions	(0.01)		(0.02)	(0.40)	(0.62)	(0.42)	(0.53)

Paid-in capital from redemption fees	–		–	– (2)	– (2)	– (2)	–

Net asset value, end of period	$6.97		$7.75	$8.23	$9.78	$10.00	$10.28

Total Return	(9.90%	)***	(5.57% )	(11.75% )	4.08%	2.13%	8.11%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.30%	**	2.37%	2.32%	2.35%	2.35%	2.45%	**
Expenses, net of waiver including dividend and interest expense	2.26%	**	1.89%	1.83%	1.87%	1.80%	1.80%	**
Expenses, net of waiver (Note 2) and dividend and interest expense	1.80%	**	1.80%	1.80%	1.80%	1.80%	1.80%	**
Net investment income (loss)	(0.68%	)**	0.16%	1.79%	2.24%	2.29%	1.81%	**
Portfolio turnover rate	208.59%	***	437.65%	176.00%	142.00%	317.00%	273.00%	***
Net assets, end of period (000’s)	$14,064		$24,602	$28,761	$38,155	$27,787	$27,015

(1) Per share amounts calculated using the average share method.
(2) Less than $0.01 per share.
* Commencement of operations.
** Annualized
*** Not annualized

See Notes to Financial Statements

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Strategic Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in May, 2010 as a series of Investment Managers Series Trust (“IMST”). On October 31, 2014 the Fund was reorganized from IMST into the Trust.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek income and long-term capital appreciation.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Corporate Bonds	$–	$5,485,176	$–	$5,485,176
Common Stock	6,053,365	–	–	6,053,365
Exchange Traded Funds	418,667	–	–	418,667

	$6,472,032	$5,485,176	$–	$11,957,208

Call Option sold short	$(600)	$–	$–	$(600)
Put Option sold short	(52,356)	–	–	(52,356)
Common Stock Sold short	(76,535)	–	–	(76,535)

	$(129,491)	$–	$–	$(129,491)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were no Level 3 investments held during the six months ended September 30, 2015. During the six months ended September 30, 2015, there were no transfers between Levels 1 and 2. The Fund recognizes transfers between levels at the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2015) or expected to be taken in the Fund’s 2016 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended September 30, 2015, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At September 30, 2015, the value of securities sold short amounted to $143,261 against which collateral of $1,160,519, comprised of $421,908 segregated cash and $738,611 securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the six months ended September 30, 2015, such transaction costs reduced realized gain by $15,442.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments an related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at September 30, 2015 is as follows:

	Fair Value
Derivative	Liability Derivatives

Written Options – Put	$(52,356	)*
Written Options – Call	(600	)**

* Statement of Assets and Liabilities location: Put options sold short
** Statement of Assets and Liabilities location: Call options sold short

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2015 is as follows:

		Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized	Derivatives Recognized
Derivative	in Income*	in Income**

Written Options – Put	$104,014	$1,846
Written Options – Call	(12,290)	681

* Statement of Operations location: Net realized gain (loss) on options written and Net realized gain (loss) on options.
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written and Net increase (decrease) in unrealized appreciation (depreciation) on options.

For the six months ended September 30, 2015, the Fund had: long option contracts (1,190 contracts) were purchased and $92,764 in premiums were paid, written option contracts (956 contracts) were opened and $68,091 in premiums were received.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

The activity in options written during the six months ended September 30, 2015 is as follows:

		Premiums
	Contracts	Received

Options outstanding, beginning of period	170	$15,648
Options written	3,385	235,585
Options exercised	(1,876)	(132,567)
Options expired	(920)	(70,866)
Options closed	–	–

Options outstanding, end of period	759	$47,800

Line of Credit

The Fund has an uncommitted $4,000,000 line of credit with UMB Bank, n.a. Borrowings under this arrangement bear interest at the greater of the Federal Funds Rate plus 1.75% per annum or 2.00% per annum. There were no borrowing activities for the six months ended September 30, 2015.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Strategic Asset Management, Ltd (“SAM”) provides investment services for an annual fee of 1.10% of average daily net assets of the Fund. For the six months ended September 30, 2015, SAM earned $130,202 and waived $54,574 in investment management fees.

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.55% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. The total amount of recoverable reimbursements as of September 30, 2015 was $477,016 and expires as follows:

2016	$139,403
2017	147,418
2018	135,621
2019	54,574

$477,016

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services. For the six months ended September 30, 2015, this fee was payable to the Advisor as Distribution Coordinator of the Fund. For the six months ended September 30, 2015, there were $29,591 in 12b-1 expenses incurred.

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. FDCC received $6,000 for services relating to distribution for the six months ended September 30, 2015. Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee, based on the Fund’s average daily net assets. CSS earned $15,000 for its services for the six months ended September 30, 2015. Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $7,445 for its services for the six months ended September 30, 2015. See Note 6.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended September 30, 2015, were $36,796,996 and $41,511,244, respectively. These amounts do not include purchases of $16,058,148 to cover short sales and proceeds of $16,564,060 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

The tax character of the distributions paid during the six months ended September 30, 2015 and the year ended March 31, 2015 was as follows:

	Six months ended
	September 30, 2015	Year ended
	(unaudited)	March 31, 2015

Distributions paid from
Ordinary income	$44,529	$75,411

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(23,768)
Accumulated net realized gain (loss) on investments	(3,843,368)
Unrealized appreciation (depreciation) of investments
and foreign currency transactions	(6,214,629)

$(10,081,765)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of March 31, 2015, the Fund has a long term capital loss carryforward of $1,466,964 available to offset future capital gains, if any, and carried forward indefinitely. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

As of September 30, 2015, cost for Federal Income tax purpose is $18,187,199 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,809
Gross unrealized depreciation	(6,268,438)

Net unrealized depreciation on investments	$(6,214,629)

STRATEGIC LATIN AMERICA FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class A Shares
	Six months ended
	September 30, 2015 (unaudited)

	Shares	Value

Shares sold	2,700	$20,058
Shares reinvested	5,780	44,448
Shares redeemed	(1,166,250)	(8,110,791)

Net increase (decrease)	(1,157,770)	$(8,046,285)

	Class A Shares
	Year ended March 31, 2015

	Shares	Value

Shares sold	26,208	$223,735
Shares reinvested	8,335	68,678
Shares redeemed	(353,937)	(2,986,858)

Net increase (decrease)	(319,394)	$(2,694,445)

NOTE 6 – SUBSEQUENT EVENTS

Effective December 1, 2015, the services provided by certain service providers for the Fund will be transferred to an affiliated service provider such that the primary operational services are provided by one entity. Currently, a group of affiliated companies, Commonwealth Fund Services, Inc. Commonwealth Shareholder Services, Inc. and Commonwealth Fund Accounting, Inc. provides transfer agency services, administrative services and fund accounting services, respectively. Due to an internal restructuring within the overall organization, all services will now be consolidated and provided by a single company – Commonwealth Fund Services, Inc.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STRATEGIC LATIN AMERICA FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or fees on certain redemptions made within 60 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2015, and held for the six months ended September 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STRATEGIC LATIN AMERICA FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Six months April 1, 2015 through September 30, 2015
Actual	$1,000	$ 901.00	$8.55
Hypothetical (5% return before expenses)	$1,000	$1,016.00	$9.07

* Expenses are equal to the Fund’s annualized expense ratio of 1.80% multiplied by the average account value for the six months, multiplied by 183 in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:

Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

More Information:

For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

ITEM 2.        CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.       CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: December 3, 2015

* Print the name and title of each signing officer under his or her signature.